Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Municipal Bond Fund
March 31, 2023
XCB-NPRT1-0523
1.9884861.105
Municipal Bonds - 42.8%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Black Belt Energy Gas District:
Bonds Series 2018 A, 4%, tender 12/1/23 (b)	200,000	200,260
Series 2021 C1, 4% 12/1/23	100,000	100,028
Series 2022 C1:
5.25% 12/1/24	60,000	61,342
5.25% 12/1/25	95,000	98,448
Series 2022 E:
5% 6/1/23	15,000	15,034
5% 6/1/24	85,000	86,361
5% 6/1/25	90,000	92,514
5% 6/1/26	125,000	130,332
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	270,000	270,110
TOTAL ALABAMA		1,054,429
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	100,000	103,946
Arizona - 1.2%
Bullhead City Excise Taxes Series 2021 2, 0.6% 7/1/24	275,000	264,911
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	160,000	159,240
Series 2019, 5%, tender 6/3/24 (b)(c)	1,280,000	1,295,346
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 D, 5% 7/1/24	225,000	231,397
TOTAL ARIZONA		1,950,894
California - 2.1%
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2021 A, 3.875%, tender 4/3/23 (b)(c)	400,000	400,000
Series 2021 B, 3.6%, tender 7/17/23 (b)(c)	1,000,000	999,778
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2017 A1, 3.45%, tender 4/17/23 (b)(c)(d)	300,000	299,941
Series 2017 A2, 3.45%, tender 4/17/23 (b)(c)(d)	300,000	299,941
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	100,000	100,116
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (c)	150,000	153,230
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/23 (c)	100,000	100,217
Series 2019 E, 4% 5/15/23	125,000	125,218
Series 2022 C:
5% 5/15/24 (c)	85,000	86,783
5% 5/15/26 (c)	200,000	211,798
Series 2023 A:
5% 5/15/24 (c)(e)	45,000	45,928
5% 5/15/25 (c)(e)	30,000	31,204
5% 5/15/26 (c)(e)	55,000	58,225
Series A, 5% 5/15/23 (c)	250,000	250,542
Northern California Pwr. Agcy. Rev. Series 2019 A, 5% 8/1/23	100,000	100,789
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2016 D, 5% 5/1/24	100,000	102,590
TOTAL CALIFORNIA		3,366,300
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. Series 2014 E, 5% 11/15/24	200,000	205,086
Denver City & County Arpt. Rev. Series 2022 A, 5% 11/15/25 (c)	165,000	173,333
TOTAL COLORADO		378,419
Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2016 A, 5% 3/15/24	200,000	204,593
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series 2010 A4, 1.1%, tender 2/11/25 (b)	510,000	491,138
Connecticut Hsg. Fin. Auth. Series C, 5% 11/15/23 (c)	100,000	101,155
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series A, 5% 5/1/23	325,000	325,588
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	105,000	110,708
TOTAL CONNECTICUT		1,233,182
District Of Columbia - 0.5%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/23 (c)	100,000	100,856
5% 10/1/24 (c)	110,000	112,897
Series 2017 A, 5% 10/1/24 (c)	100,000	102,634
Series 2020 A, 5% 10/1/24 (c)	400,000	410,534
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/24	100,000	103,115
TOTAL DISTRICT OF COLUMBIA		830,036
Florida - 1.5%
Broward County Arpt. Sys. Rev.:
Series 2012 P2, 5% 10/1/23	135,000	135,213
Series 2017, 5% 10/1/23 (c)	125,000	125,948
Series 2019 B, 5% 10/1/23 (c)	100,000	100,758
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	100,000	103,404
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	100,000	99,927
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/24 (c)	200,000	205,414
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	15,000	15,167
5% 10/1/24	35,000	36,196
5% 10/1/25	25,000	26,466
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (c)	55,000	56,206
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/23	165,000	165,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2023, 5%, tender 9/1/25 (b)	250,000	259,100
Miami-Dade County Aviation Rev. Series 2016 A, 5% 10/1/23	230,000	232,238
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children Hosp.) Series 2017, 5% 8/1/23	320,000	322,002
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018 A, 4.345%, tender 7/1/24 (b)(c)	270,000	263,313
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/23	175,000	175,267
Orlando & Orange County Expressway Auth. Rev. Series 2013 B, 5% 7/1/23	100,000	100,514
TOTAL FLORIDA		2,422,133
Georgia - 3.8%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/24 (c)	100,000	101,348
Series 2019 B, 5% 7/1/24 (c)	100,000	102,275
Series 2020 B, 5% 7/1/25 (c)	75,000	78,165
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 2.875%, tender 8/19/25 (b)	210,000	205,787
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	100,000	100,000
Series 2012, 5% 4/1/23	100,000	100,000
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A, 5% 1/1/24	145,000	146,965
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 B, 1 month U.S. LIBOR + 0.750% 3.874%, tender 4/4/23 (b)(f)	450,000	450,461
Series 2018 C, 4%, tender 12/1/23 (b)	110,000	110,200
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 4.54%, tender 4/6/23 (b)(f)	930,000	927,719
Series 2019 B, 4%, tender 12/2/24 (b)	265,000	266,427
Series 2022 A, 4% 12/1/25	70,000	69,893
Series 2022 B, 5% 6/1/26	1,900,000	1,955,267
Series 2023 A, 5% 6/1/24	650,000	656,721
Series 2023 B, 5% 3/1/25	390,000	399,206
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	170,000	172,336
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/25	150,000	155,826
TOTAL GEORGIA		5,998,596
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/23	85,000	85,566
5% 10/1/24	70,000	71,443
5% 10/1/25	85,000	88,127
TOTAL GUAM		245,136
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/23	100,000	100,624
Illinois - 5.0%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/24	380,000	370,994
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	130,000	131,985
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (c)	450,000	455,767
Series 2022 A, 5% 1/1/25 (c)	270,000	278,376
Cook County Gen. Oblig.:
Series 2021 B, 4% 11/15/23	75,000	75,455
Series 2022 A:
5% 11/15/24	350,000	361,355
5% 11/15/25	255,000	268,998
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 4.4%, tender 11/1/23 (b)(c)	500,000	502,470
Illinois Fin. Auth. Series 2022 A, 5% 10/1/23	200,000	200,788
Illinois Fin. Auth. Rev.:
Series 2015 A:
5% 11/15/23	150,000	151,917
5% 11/15/24	100,000	103,021
Series 2016 C, 5% 2/15/24	105,000	106,964
Series 2019, 5% 4/1/23	100,000	100,000
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/23	300,000	301,870
Series 2013, 5% 7/1/23	100,000	100,464
Series 2017 D:
5% 11/1/23	900,000	909,977
5% 11/1/24	600,000	618,114
5% 11/1/26	85,000	90,874
Series 2018 A, 5% 10/1/23	135,000	136,283
Series 2019 B, 5% 9/1/23	300,000	302,359
Series 2022 B:
5% 3/1/24	230,000	233,982
5% 3/1/25	465,000	481,849
5% 3/1/26	340,000	359,670
Illinois Sales Tax Rev. Series 2021 A:
4% 6/15/23	260,000	260,352
4% 6/15/24	135,000	136,114
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	370,000	371,119
5% 6/1/24	405,000	414,081
TOTAL ILLINOIS		7,825,198
Indiana - 1.5%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds (Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (c)	1,500,000	1,500,213
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4%, tender 10/2/23 (b)(c)	175,000	175,407
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 4% 2/1/24	200,000	201,889
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 4% 1/1/24 (c)	500,000	501,318
TOTAL INDIANA		2,378,827
Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4%, tender 6/1/23 (b)(c)	300,000	300,229
Kentucky State Property & Buildings Commission Rev.:
Series 2016, 5% 11/1/23	675,000	684,133
Series 2018, 5% 5/1/23	65,000	65,114
Kentucky, Inc. Pub. Energy Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	205,000	205,253
Series 2019 A1, 4%, tender 6/1/25 (b)	150,000	149,320
TOTAL KENTUCKY		1,404,049
Louisiana - 0.1%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	100,000	100,000
Maine - 0.9%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A, 5% 7/1/23	625,000	628,368
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	715,000	715,003
TOTAL MAINE		1,343,371
Maryland - 0.1%
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/24	25,000	26,024
Series 2022 B, 5% 12/1/23	30,000	30,480
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/24	120,000	123,064
TOTAL MARYLAND		179,568
Massachusetts - 1.9%
Massachusetts Dev. Fin. Agcy. Rev. Series 2021 A, 5% 6/1/23	360,000	360,915
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	310,000	318,290
Series 2015 A, 5% 1/1/24 (c)	580,000	587,220
Series 2016, 5% 7/1/24 (c)	15,000	15,279
Series 2017 A, 5% 7/1/25 (c)	80,000	82,935
Series 2018 B, 5% 7/1/25 (c)	110,000	114,036
Series 2022 B:
5% 7/1/24 (c)	30,000	30,613
5% 7/1/25 (c)	65,000	67,385
Massachusetts Gen. Oblig. Series 2021 B, 5% 11/1/23	1,195,000	1,212,269
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/23 (c)	150,000	150,783
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Series 1997 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	112,315
TOTAL MASSACHUSETTS		3,052,040
Michigan - 0.7%
Lapeer Cmnty. Schools Series 2016, 5% 5/1/25	125,000	131,373
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	105,000	106,157
Series 2022:
5% 4/15/25	160,000	167,222
5% 4/15/26	265,000	283,624
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	70,000	69,272
Northern Michigan Univ. Revs. Series 2021, 5% 6/1/23	415,000	416,522
TOTAL MICHIGAN		1,174,170
Minnesota - 0.4%
Minnesota Hsg. Fin. Agcy. Series 2022 A, 5% 8/1/24	360,000	370,954
Saint Cloud Health Care Rev. Series 2014 B, 5% 5/1/23	205,000	205,308
TOTAL MINNESOTA		576,262
Missouri - 0.1%
Missouri Health & Edl. Facilities Rev. Series 2014 A, 5% 6/1/23	235,000	235,748
Nebraska - 0.4%
Lincoln Arpt. Auth. Series 2021, 5% 7/1/25 (c)	550,000	571,267
Nevada - 1.1%
Clark County School District Series 2021 C, 5% 6/15/25	320,000	336,334
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 3.75%, tender 6/1/23 (b)(c)(d)	200,000	200,014
Series 2023 A, 3.7%, tender 1/31/24 (b)(c)(d)	1,200,000	1,201,182
TOTAL NEVADA		1,737,530
New Jersey - 2.8%
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	185,000	190,734
Series 2005 N1, 5.5% 9/1/23	400,000	403,960
Series 2013, 5% 3/1/25	380,000	380,358
Series 2019:
5.25% 9/1/24 (d)	320,000	329,907
5.25% 9/1/26 (d)	180,000	193,767
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/24	140,000	143,866
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 7/1/23	240,000	241,135
Series 2017 A, 5% 7/1/23	135,000	135,681
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A:
5% 12/1/23 (c)	100,000	101,205
5% 12/1/24 (c)	170,000	174,450
Series 2017 1A, 5% 12/1/24 (c)	350,000	359,162
Series 2021 A, 5% 12/1/23 (c)	200,000	202,410
Series 2022 B, 5% 12/1/25 (c)	250,000	260,596
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	90,000	88,737
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/23	300,000	300,696
5% 6/1/24	255,000	259,267
New Jersey Trans. Trust Fund Auth.:
Series 2004 A, 5.75% 6/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	105,991
Series 2006 C, 0% 12/15/24	260,000	247,779
Series 2008 A, 0% 12/15/25	155,000	142,496
Series 2014 AA, 5% 6/15/25	100,000	102,422
TOTAL NEW JERSEY		4,364,619
New Mexico - 0.3%
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/23 (c)	100,000	100,699
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2019 A, 5%, tender 5/1/25 (b)	305,000	313,234
TOTAL NEW MEXICO		413,933
New York - 1.0%
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A:
5% 12/1/24	175,000	179,524
5% 12/1/25	175,000	182,508
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	35,000	37,049
New York Metropolitan Trans. Auth. Rev. Series 2017 B, 5% 11/15/23	390,000	394,456
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/25 (c)	45,000	46,675
Triborough Bridge & Tunnel Auth. Revs. Series 2023 A, 5% 11/15/24	630,000	655,301
TOTAL NEW YORK		1,495,513
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Series 177, 5% 7/15/23 (c)	235,000	235,306
Series 178, 5% 12/1/23 (c)	135,000	136,574
Series 186, 5% 10/15/23 (c)	100,000	100,943
Series 2017 202, 5% 10/15/23 (c)	225,000	227,123
Series 2018, 5% 9/15/25 (c)	145,000	150,772
TOTAL NEW YORK AND NEW JERSEY		850,718
North Carolina - 0.4%
Charlotte Int'l. Arpt. Rev. Series 2017 B, 5% 7/1/23 (c)	130,000	130,570
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 C, 3.45%, tender 10/31/25 (b)	335,000	338,763
Series 2021 B, 5%, tender 12/2/24 (b)	115,000	119,130
TOTAL NORTH CAROLINA		588,463
Ohio - 0.9%
American Muni. Pwr., Inc. Rev. Series 2021 A, 5% 2/15/24	200,000	203,775
Miami Univ. Series 2022 A, 5% 9/1/23	50,000	50,470
Ohio Higher Ed. Facilities Commission Healthcare Rev. Series 2022, 5% 1/1/25	200,000	204,157
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	70,000	66,370
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/25	215,000	223,489
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	105,000	109,769
Wright State Univ. Gen. Receipts Series 2021 A, 4% 5/1/23 (Build America Mutual Assurance Insured)	500,000	500,249
TOTAL OHIO		1,358,279
Oklahoma - 0.5%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	700,000	705,967
Univ. of Oklahoma Gen. Rev. Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	150,000	150,783
TOTAL OKLAHOMA		856,750
Oregon - 0.4%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	125,000	124,406
Port of Portland Arpt. Rev.:
Series 2022, 5% 7/1/25 (c)	195,000	202,240
Series 26 C, 5% 7/1/24 (c)	300,000	306,568
TOTAL OREGON		633,214
Pennsylvania - 2.7%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/23	315,000	316,893
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 B, 5% 6/1/23	1,000,000	1,003,570
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/23	100,000	100,302
Delaware County Auth. Univ. Rev. Series 2014, 5% 8/1/23	150,000	151,134
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 3.45%, tender 4/17/23 (b)(c)	100,000	99,980
(Republic Svcs., Inc. Proj.) Series 2014, 3.8%, tender 4/3/23 (b)(c)	2,300,000	2,300,000
(Waste Mgmt., Inc. Proj.) Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.37%, tender 6/3/24 (b)(c)(f)	100,000	97,739
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B:
5% 4/1/23 (c)	10,000	10,000
5% 4/1/24 (c)	10,000	10,152
5% 4/1/25 (c)	15,000	15,480
Series 2021 137, 0.4% 4/1/23	40,000	40,000
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/24	100,000	102,647
TOTAL PENNSYLVANIA		4,247,897
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2012, 5% 11/1/24	115,000	115,189
South Carolina - 0.9%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	545,000	545,934
South Carolina Pub. Svc. Auth. Rev.:
Series 2013, 5% 12/1/25	350,000	368,943
Series 2022 A, 5% 12/1/24	315,000	325,307
Spartanburg County Reg'l. Health Series 2022, 5% 4/15/23	100,000	100,055
TOTAL SOUTH CAROLINA		1,340,239
Tennessee - 0.8%
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 3.5%, tender 5/1/23 (b)(c)	100,000	99,985
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2021 C, 1.875% 7/1/25 (c)	80,000	76,176
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	715,000	727,146
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	300,000	300,293
TOTAL TENNESSEE		1,203,600
Texas - 3.2%
Austin Arpt. Sys. Rev.:
Series 2019, 5% 11/15/24 (c)	125,000	128,179
Series 2022, 5% 11/15/25 (c)	105,000	109,630
Dallas Fort Worth Int'l. Arpt. Rev. Series 2013 E, 5% 11/1/23 (c)	100,000	100,884
El Paso Gen. Oblig. Series 2021 C, 5% 8/15/23	75,000	75,608
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	205,000	211,506
Series 2020 A, 0.9%, tender 5/15/25 (b)	155,000	146,261
Houston Independent School District Bonds Series 2023 C, 4%, tender 6/1/25 (b)	435,000	446,399
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2015, 5% 5/15/23	215,000	215,579
Magnolia Independent School District Series 2023, 5% 8/15/24	475,000	490,352
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 3.5%, tender 5/1/23 (b)(c)	300,000	299,952
Series 2020 A, 3.5%, tender 5/1/23 (b)(c)	500,000	499,920
(Waste Mgmt., Inc. Proj.) Series 2020 B, 3.95%, tender 6/1/23 (b)(c)	500,000	500,437
North Texas Tollway Auth. Rev.:
Series 2017 B, 5% 1/1/24	5,000	5,009
Series 2021 B, 5% 1/1/26	65,000	69,178
Port of Houston Auth. Series 2021, 5% 10/1/23	105,000	106,233
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2018, SIFMA Municipal Swap Index + 0.870% 4.84%, tender 12/1/25 (b)(f)	455,000	455,012
Series 2022, 5% 2/1/26	50,000	53,426
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 1%, tender 11/1/26 (b)	1,000,000	906,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	225,000	237,969
TOTAL TEXAS		5,058,134
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/24 (c)	105,000	107,273
Utah County Hosp. Rev. Series 2016 A, 5% 5/15/23	110,000	110,269
TOTAL UTAH		217,542
Virginia - 1.3%
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 3%, tender 5/1/23 (b)(c)	2,000,000	1,998,913
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	100,000	99,675
TOTAL VIRGINIA		2,098,588
Washington - 1.0%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	135,000	125,289
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/24	100,000	102,003
Series 2015 C, 5% 4/1/24 (c)	100,000	101,714
Series 2016, 5% 2/1/25	120,000	124,957
Series 2021 C:
5% 8/1/23 (c)	100,000	100,528
5% 8/1/24 (c)	205,000	209,754
Series 2022 B:
5% 8/1/24 (c)	160,000	163,710
5% 8/1/25 (c)	150,000	157,120
5% 8/1/26 (c)	95,000	101,429
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/23	155,000	155,508
Washington Gen. Oblig. Series 2015 E, 5% 7/1/25	270,000	281,036
TOTAL WASHINGTON		1,623,048
Wisconsin - 1.6%
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	280,000	289,527
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 3.5%, tender 5/1/23 (b)(c)	100,000	99,985
Series 2017 A1, 3.5%, tender 5/1/23 (b)(c)	100,000	99,985
Series 2017 A2, 3.5%, tender 5/1/23 (b)(c)	300,000	299,954
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	100,000	100,500
Series 2016 A, 4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	885,000	919,060
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2018 B2, 5%, tender 6/24/26 (b)	330,000	352,675
Series 2022, 5% 10/1/25	360,000	380,123
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.61%, tender 5/1/24 (b)	15,000	14,444
TOTAL WISCONSIN		2,556,253
TOTAL MUNICIPAL BONDS (Cost $67,897,502)		67,283,704

Municipal Notes - 52.8%
	Principal Amount (a)	Value ($)
Alabama - 1.7%
Birmingham Indl. Dev. Board Solid Waste Rev. (American Cast Iron Pipe Co. Proj.) Series 2000, 4.55% 4/7/23, LOC Bank of America NA, VRDN (b)(c)	180,000	180,000
Black Belt Energy Gas District Participating VRDN:
Series ZL 03 96, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	300,000	300,000
Series ZL 03 97, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	300,000	300,000
Health Care Auth. for Baptist Health Series 2013 B, 5.02% 4/7/23, VRDN (b)	300,000	300,000
Southeast Energy Auth. Rev. Bonds Participating VRDN Series XG 04 10, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,100,000	1,100,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 4.13% 4/3/23, VRDN (b)(c)	530,000	530,000
TOTAL ALABAMA		2,710,000
Arizona - 3.3%
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev. Participating VRDN Series BC 22 01, 3.54% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	300,000	300,000
Maricopa County Poll. Cont. Rev. Series 2009 C, 4.15% 4/7/23, VRDN (b)	3,550,000	3,550,000
Mizuho Cap. Markets LLC Participating VRDN:
Series XF 30 93, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	400,000	400,000
Series XF 30 94, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Tender Option Bond Trust Receipts Participating VRDN Series XG 03 91, 4.32% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	800,000	800,000
TOTAL ARIZONA		5,250,000
California - 7.3%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,400,000	1,400,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 4.22% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	1,700,000	1,700,000
Series 2022 MIZ 90 90, 4.22% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	2,600,000	2,600,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 4.22% 4/7/23, LOC Mizuho Cap. Markets LLC (b)(g)(h)	200,000	200,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XM 10 54, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,300,000	2,300,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2022 XF 30 51, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	900,000	900,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,200,000	2,200,000
TOTAL CALIFORNIA		11,500,000
Colorado - 0.9%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series XM 10 61, 4.22% 4/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	300,000	300,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XM 07 15, 4.22% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	800,000	800,000
Series XM 10 20, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	300,000	300,000
TOTAL COLORADO		1,400,000
Florida - 2.5%
Cap. Trust Agcy. Edl. Facilities Rev. Participating VRDN Series XF 30 98, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 4.27% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	500,000	500,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 4.2% 4/3/23, VRDN (b)(c)	1,020,000	1,020,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.57% 4/7/23, VRDN (b)	1,440,000	1,440,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
Mizuho Cap. Markets LLC Participating VRDN Series XF 30 96, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	500,000	500,000
TOTAL FLORIDA		3,860,000
Georgia - 2.5%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.05% 4/3/23, VRDN (b)(c)	700,000	700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 4.2% 4/3/23, VRDN (b)(c)	670,000	670,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 4.2% 4/3/23, VRDN (b)(c)	2,605,000	2,605,000
TOTAL GEORGIA		3,975,000
Hawaii - 1.7%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XG 03 86, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	100,000	100,000
Series XM 10 55, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,500,000	2,500,000
TOTAL HAWAII		2,600,000
Illinois - 4.9%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series 2022 XL 03 14, 4.24% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,300,000	1,300,000
Series XM 10 38, 4.24% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	800,000	800,000
Series XM 10 41, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,400,000	1,400,000
Series XM 10 78, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,600,000	2,600,000
Series XX 12 43, 4.17% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	400,000	400,000
Illinois Fin. Auth. Edl. Facilities Rev. Participating VRDN Series XF 30 97, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	500,000	500,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 4.25% 4/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	720,000	720,000
TOTAL ILLINOIS		7,720,000
Indiana - 0.2%
Indiana Hsg. & Cmnty. Dev. Auth. Participating VRDN Series XF 11 46, 4.32% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	100,000	100,000
Lucky Heights Tc, Lp Participating VRDN Series XF 11 41, 4.32% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	200,000	200,000
TOTAL INDIANA		300,000
Kentucky - 0.9%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 4.1% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	100,000	100,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 5% 4/3/23, VRDN (b)(c)	1,300,000	1,300,000
TOTAL KENTUCKY		1,400,000
Louisiana - 5.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 4.36% 4/7/23, VRDN (b)	8,195,000	8,195,000
Maryland - 0.4%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 4.22% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	200,000	200,000
Integrace Obligated Group Participating VRDN Series 2022 024, 4.22% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	400,000	400,000
TOTAL MARYLAND		600,000
Minnesota - 0.1%
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Participating VRDN Series 2021 XF 11 30, 3.88% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	100,000	100,000
Missouri - 0.3%
Kansas City Indl. Dev. Auth. Participating VRDN Series XL 03 3, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	500,000	500,000
New Jersey - 0.3%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XM 10 47, 4.17% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	500,000	500,000
New Mexico - 0.1%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 4.22% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	205,000	205,000
New York - 7.5%
New York City Gen. Oblig. Series 2012 2, 4.5% 4/10/23, VRDN (b)	8,805,000	8,805,001
New York Liberty Dev. Corp. Participating VRDN Series XM 08 44, 4.27% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	300,000	300,000
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 4.37% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,600,000	2,600,000
TOTAL NEW YORK		11,705,001
Ohio - 1.1%
Allen County Hosp. Facilities Rev. Series 2012 B, 4.32% 4/7/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	375,000	375,000
Ohio Hosp. Rev.:
Series 2013 B, 4.5% 4/7/23, VRDN (b)	500,000	500,000
Series 2015 B, 4.5% 4/6/26, VRDN (b)	900,000	900,000
TOTAL OHIO		1,775,000
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.57% 4/6/26, VRDN (b)	750,000	750,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	138,980	138,980
TOTAL OKLAHOMA		888,980
Pennsylvania - 0.9%
Philadelphia Auth. for Indl. Dev. Series 2017 B, 4.53% 4/6/26, VRDN (b)	1,450,000	1,450,000
South Carolina - 0.1%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 4.17% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	200,000	200,000
Tennessee - 0.3%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 3.76% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	500,000	500,000
Texas - 8.1%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 3.84% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	600,000	600,000
Austin Arpt. Sys. Rev. Participating VRDN Series XG 04 27, 4.22% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	400,000	400,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,300,000	1,300,000
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 4.1% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,100,000	1,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 4.5% 4/3/23, VRDN (b)	800,000	800,000
Series 2004, 4.58% 4/7/23, VRDN (b)(c)	5,400,000	5,400,000
Series 2010 D:
4.4% 4/7/23, VRDN (b)	800,000	800,000
4.42% 4/7/23, VRDN (b)	100,000	100,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Participating VRDN Series XG 03 89, 4.32% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	400,000	400,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 3.56% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,400,000	1,400,000
Texas St Technical College Sys. Participating VRDN Series 2022 XF 14 11, 4.17% 4/7/23 (Liquidity Facility Bank of America NA) (b)(g)(h)	200,000	200,000
TOTAL TEXAS		12,700,000
Utah - 0.2%
Roers Salt Lake City Apt. Participating VRDN Series XF 11 38, 4.32% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	300,000	300,000
Virginia - 0.2%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 4.22% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	300,000	300,000
Washington - 0.1%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 4.22% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	100,000	100,000
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.54% 4/6/26, VRDN (b)	400,000	400,000
Wisconsin - 1.1%
Kestrel Heights Facilities, Ll Participating VRDN Series XF 30 95, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	300,000	300,000
Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School Participating VRDN Series XF 30 99, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	300,000	300,000
Racine Unified School District BAN Series 2023, 4% 8/9/23	800,000	801,014
Waushara County Wis BAN Series 2023 A, 4.75% 12/1/23	400,000	402,526
TOTAL WISCONSIN		1,803,540
TOTAL MUNICIPAL NOTES (Cost $82,936,549)		82,937,521

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.21% (j)(k) (Cost $4,966,000)	4,965,007	4,966,000

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $155,800,051)	155,187,225
NET OTHER ASSETS (LIABILITIES) - 1.2%	1,942,303
NET ASSETS - 100.0%	157,129,528

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,524,752 or 1.6% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,738,980 or 1.7% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	200,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	200,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	2,200,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	138,980

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.21%	8,524,997	3,707,003	7,266,000	42,296	-	-	4,966,000	0.3%
Total	8,524,997	3,707,003	7,266,000	42,296	-	-	4,966,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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